Related Parties (Details) $ in Millions	12 Months Ended
	Jul. 01, 2017 USD ($) factory	Jul. 02, 2016 USD ($)
Suart Weitzman Brand and Former Employee
Related Party Transaction [Line Items]
Payments to related parties	$ 27.6	$ 39.2
Stuart Weitzman Brand
Related Party Transaction [Line Items]
Payable to related parties	$ 0.0	$ 0.0
Stuart Weitzman | Suart Weitzman Brand and Former Employee
Related Party Transaction [Line Items]
Number of factories invested in | factory	2
Stuart Weitzman | Stuart Weitzman Brand
Related Party Transaction [Line Items]
Ownership percentage	50.00%
Stuart Weitzman | Former Employee
Related Party Transaction [Line Items]
Ownership percentage	50.00%